Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 346,718	$ 204,032
Accounts receivable, net		2,411,517	3,533,330
Unbilled receivables		1,481,196	520,037
Prepaid expenses and other current assets		2,092,953	792,147
Total current assets		6,332,384	5,049,546
Capitalized software, net		500,650	574,109
Property and equipment, net		12,306	13,238
Other long-term assets		1,231,348	39,988
Security deposits		7,818	7,818
Goodwill		4,487,175
Intangible assets, net		4,733	5,546
Cryptocurrency		13,222
Total assets		12,589,636	5,690,245
Current liabilities:
Accounts payable		1,645,375	1,442,517
Accrued expenses		1,450,068	1,280,563
Short-term borrowings		2,880,018	3,343,710
Income tax payable		325,545	278,215
Total current liabilities		6,301,006	6,345,005
Notes payable		500,000
Convertible notes payable		56,164
Derivative liability, at fair value		405,931
Total liabilities		7,263,101	6,345,005
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY (DEFICIT)
Ordinary shares, no par value, (**) unlimited shares authorized; 1,660,627 and 109,255 shares and outstanding at December 31, 2025 and 2024, respectively No
Additional paid-in capital		58,911,271	45,510,375
Accumulated deficit		(52,818,556)	(44,916,779)
Accumulated other comprehensive (loss)		(768,407)	(1,248,664)
Total stockholders’ equity (deficit)	[1]	5,326,535	(654,760)
Total liabilities and stockholders’ equity (deficit)		12,589,636	5,690,245
Series A Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value		336	182
Series B Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value		1,341	126
Series C Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value		550
Series Seed Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value

[1]	Reflects reverse split of 10:1 as approved by the Board of Directors of Freight Technologies, Inc. on January 26, 2024, effective as of February 5, 2024, the reverse split of 1:25 as approved by the Board of Directors of Freight Technologies, Inc. on September 12, 2024, effective as of September 25, 2024, the reverse split of 1:4 as approved by the Board of Directors of Freight Technologies, Inc. on May 22, 2025, effective as of May 27, 2025 and the reverse split of 1:5 as approved by the Board of Directors of Freight Technologies, Inc. on November 12, 2025, effective as of December 15, 2025.